Impairment of Intangible Assets and Property, Plant and Equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment of goodwill recognized	€ 0
Discount rate	1.30%
Perpetual growth rate	2.70%
Operating margin rate	3.80%
Impairment loss reclassified to net income loss of the held for exchange Animal Health business			€ 3,000,000
Bottom of range [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
After-tax discount rates	7.00%
Top of range [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
After-tax discount rates	12.10%
Other Intangible Assets [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment loss on intangible assets other than goodwill	€ 310,000,000	€ 192,000,000	767,000,000
Cost of sales [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment loss on intangible assets other than goodwill	€ 17,000,000
Cash-generating units [Member] | CGUs [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Uniform impairment testing percentage	7.30%
Uniform pre-tax discount rates	10.50%
Pharmaceuticals [Member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Perpetual growth rates applied to future cash flows	0.00%
Pharmaceuticals [Member] | Other Intangible Assets [Member] | Marketed Products [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment loss on intangible assets other than goodwill	€ 23,000,000	134,000,000	427,000,000
Pharmaceuticals [Member] | Cash-generating units [Member] | CGUs [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Rate used for Impairment of goodwill	7.25%
Pre-tax discount rates	10.50%
Consumer Healthcare [Member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Perpetual growth rates applied to future cash flows	2.00%
Consumer Healthcare [Member] | Cash-generating units [Member] | CGUs [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Rate used for Impairment of goodwill	7.50%
Pre-tax discount rates	10.10%
Vaccines [Member] | Other Intangible Assets [Member] | Marketed Products [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment loss on intangible assets other than goodwill	€ 190,000,000
Vaccines [Member] | Cash-generating units [Member] | CGUs [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Rate used for Impairment of goodwill	7.25%
Pre-tax discount rates	10.80%
Pharmaceuticals and Vaccines Segment [Member] | Other Intangible Assets [Member] | Research and Development [Member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment loss on intangible assets other than goodwill	€ 79,000,000	€ 58,000,000	€ 340,000,000
Vaccines [Member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Perpetual growth rates applied to future cash flows	0.50%